Cover	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2024
Entity File Number	333-260902
Entity Registrant Name	BUBBLR, INC.
Entity Central Index Key	0001873722
Entity Tax Identification Number	86-2355916
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 N. Gould St.
Entity Address, Address Line Two	Suite R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(647)
Local Phone Number	814-7184
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false